Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Schedule of Unrecognized Tax Benefits [Abstract]
Balance at beginning of period	$ 1,058,294	$ 1,000,340
Increase related to current year tax positions	(1,964)	17,795
Foreign exchange translation effect	(34,863)	40,159
Balance at end of period	$ 1,021,467	$ 1,058,294